Net Employee Defined Benefit Liability - Summary of Reconciliation for Net Defined Benefit Liability (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	CAD 50.5	CAD 43.8
Included in profit or loss
Interest expense (income)	1.5	0.8
Administrative expenses paid by the Plans	1.0	0.9
Net defined benefit liability asset included in profit or loss	2.5	1.7
Included in other comprehensive income
Return on the plan assets (excluding interest income)	(30.1)	(19.5)
Actuarial (gains) losses arising from:
Changes in demographic assumptions	(8.1)	(1.3)
Changes in financial assumptions	29.5	35.0
Experience adjustments	(5.3)	3.2
Effect of movement in exchange rates	0.8	(4.9)
Net defined benefit liability asset included in other comprehensive income	(13.2)	12.5
Other
Contributions by employer	(21.3)	(7.5)
Other net defined benefit liability asset	(21.3)	(7.5)
Balance, end of the year	18.5	50.5
Net defined benefit asset	(12.7)
Net defined benefit liability	31.2	50.5
Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	374.6	383.6
Included in profit or loss
Interest expense (income)	10.4	7.5
Net defined benefit liability asset included in profit or loss	10.4	7.5
Actuarial (gains) losses arising from:
Changes in demographic assumptions	(8.1)	(1.3)
Changes in financial assumptions	29.5	35.0
Experience adjustments	(5.3)	3.2
Effect of movement in exchange rates	10.2	(45.0)
Net defined benefit liability asset included in other comprehensive income	26.3	(8.1)
Other
Benefits paid	(13.6)	(8.4)
Other net defined benefit liability asset	(13.6)	(8.4)
Balance, end of the year	397.7	374.6
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	(324.1)	(339.8)
Included in profit or loss
Interest expense (income)	(8.9)	(6.7)
Administrative expenses paid by the Plans	1.0	0.9
Net defined benefit liability asset included in profit or loss	(7.9)	(5.8)
Included in other comprehensive income
Return on the plan assets (excluding interest income)	(30.1)	(19.5)
Actuarial (gains) losses arising from:
Effect of movement in exchange rates	(9.4)	40.1
Net defined benefit liability asset included in other comprehensive income	(39.5)	20.6
Other
Benefits paid	13.6	8.4
Contributions by employer	(21.3)	(7.5)
Other net defined benefit liability asset	(7.7)	0.9
Balance, end of the year	CAD (379.2)	CAD (324.1)